Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Other Balance Sheet Information Related to Operating Leases

Other Balance Sheet information related to operating leases was as follows:

	December 31,
	2021	2020

Operating leases, Right-of-use assets, net	$767,382	$-
Weighted average remaining lease term, in years	5
Weighted Average Discount Rate	5%	-

The following table presents the balance of Operating lease obligations:

Operating lease liabilities (current)	$168,482	$-
Operating lease liabilities (long-term)	$598,900	$-
Total operating lease liabilities	$767,382	$-

Schedule of Future Minimum Payments Required under Lease Agreement

Future minimum payments required under the lease agreements as of December 31, 2021 follows:

2022	$236,439
2023	242,830
2024	249,278
2025	116,309
2026	29,604
Total lease payments	$874,460
Less: imputed interest	107,078
Present value of lease liabilities	$767,382